SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total	$ 11,656,581	$ 11,656,581
10% OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	2,986,500	2,986,500	$ 2,986,500
Thirty Five Percent OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	2,800,231	2,800,231	2,800,231
Twenty Percent OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total		11,656,581	8,717,706
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total	14,000,962	14,000,962	12,041,712
Less: unamortized discounts	(251,809)	(214,812)
Total	13,749,153	13,786,150	12,041,712
Less current portion	(13,749,153)	(13,786,150)	(12,041,712)
Long-term portion
Convertible Notes Payable [Member] | 10% OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	5,973,000	5,973,000	5,973,000
Convertible Notes Payable [Member] | Thirty Five Percent OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	5,600,462	5,600,462	5,600,462
Convertible Notes Payable [Member] | Twenty Percent OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	$ 2,427,500	$ 2,427,500	$ 468,250